Other Non-Current Assets	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Other Non-Current Assets
Note 13: Other
Non-Current
Assets

	June 30,	December 31,

	2020	2019

Net defined benefit plan surpluses	133	85

Cash surrender value of life insurance policies	320	320

Deferred commissions	89	82

Other financial assets (see note 12)	97	74

Other non-current assets	47	50

Total other non-current assets	686	611